Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net defined benefit pension plan expense:
Current service cost	$ 3,232	$ 3,016
Net interest cost	562	534
Past service cost and losses (gains) arising from settlements, defined benefit plans	(123)	0
Net defined benefit pension plan expense	$ 3,671	$ 3,550